Commitments and Contingent Liabilities (Future Minimum Lease Payments Required Under Noncancelable Operating Leases) (Detail) ¥ in Millions	Dec. 31, 2017 JPY (¥)
Leases [Abstract]
2018	¥ 28,414
2019	21,437
2020	16,185
2021	12,721
2022	9,774
Thereafter	22,971
Total future minimum lease payments	¥ 111,502